dei_CoverAbstract Document	Sep. 12, 2019
dei_CoverAbstract [Abstract]
Document Period End Date	Sep. 12, 2019
Entity Incorporation, State or Country Code	DE
Entity File Number	000-22874
Entity Tax Identification Number	VIAVI SOLUTIONS INC.
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value of $0.001 per share
Entity Address, Address Line One	6001 America Center Drive,
Document Type	8-K
City Area Code	408
Local Phone Number	404-3600
Entity Address, City or Town	San Jose,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95002
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	VIAV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Tax Identification Number	94-2579683
Entity Central Index Key	0000912093
Amendment Flag	false